Document and Entity Information	Feb. 12, 2021
Cover [Abstract]
Entity Registrant Name	ALTRA INDUSTRIAL MOTION CORP.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 12, 2021, Altra Industrial Motion Corp. (“the Company”) filed with the Securities and Exchange Commission a report on Form 8-K (the “Prior 8-K) disclosing that the Company announced certain unaudited financial results for the quarter and year ended December 31, 2020. This amendment is being filed to amend the prior 8-K to correct *Reconciliation of Non-GAAP Income from Operations by Segment table contained in Exhibit 99.1 attached thereto. A copy of the corrected announcement is attached hereto as Exhibit 99.1, which is incorporated by reference herein.
Entity Central Index Key	0001374535
Document Period End Date	Feb. 12, 2021
Entity Emerging Growth Company	false
Entity File Number	001-33209
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1478870
Entity Address, Address Line One	300 Granite Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	781
Local Phone Number	917-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (par value $0.001)
Trading Symbol	AIMC
Name of each exchange on which registered	NASDAQ